MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

        This report is not to be construed as an offering for sale of any
       Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                 June 30, 2000

Dear Participant:

      We are pleased to send you the 2000 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 20% of its assets in intermediate to longer-term debt instruments depending on market and economic conditions.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1)..............    +  2.3%
      Investment Company All America Fund..................    +  4.3%
      Investment Company Equity Index Fund.................    -  1.1%
      Investment Company Mid-Cap Equity Index Fund.........    +  7.4%
      Investment Company Bond Fund.........................    +  2.9%
      Investment Company Short-Term Bond Fund..............    +  2.6%
      Investment Company Mid-Term Bond Fund................    +  0.9%
      Investment Company Composite Fund....................    -  0.5%
      Investment Company Aggressive Equity Fund............    +  3.1%
      Scudder Bond Fund....................................    +  2.5%
      Scudder Capital Growth Fund..........................    +  2.7%
      Scudder International Fund...........................    - 11.5%
      American Century VP Capital Appreciation Fund........    + 16.7%
      Calvert Social Balanced Fund.........................    +  2.0%
      Fidelity VIP Equity-Income Fund......................    -  3.3%
      Fidelity VIP II Contrafund...........................    -  1.9%
      Fidelity VIP II Asset Manager Fund...................    -  1.3%
      ----------
      (1) The seven-day net annualized effective yield as of 8/15/00 was 5.4% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                       Sincerely,

                                       /s/ Manfred Altstadt
                                       --------------------
                                       Manfred Altstadt
                                       Senior Executive Vice President
                                       and Chief Financial Officer,
                                       Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 2 ..........      1
      Statement of Assets and Liabilities ...............................      5
      Statement of Operations ...........................................      7
      Statements of Changes in Net Assets ...............................      9
      Notes to Financial Statements .....................................     12

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2000 (Unaudited)

                                                                                   Investment Company
                                                      ----------------------------------------------------------------------------
                                                                                                        Mid-Cap
                                                      Money Market    All America     Equity Index    Equity Index       Bond
                                                          Fund            Fund            Fund            Fund           Fund
                                                      ------------    ------------    ------------    ------------     -----------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund-- $51,076,720
   All America Fund-- $359,120,626
   Equity Index Fund-- $288,300,800
   Mid-Cap Equity Index-- $14,556,096
   Bond Fund-- $45,289,229)
   (Notes 1 and 2) .................................   $51,782,133    $514,815,629    $379,554,103     $15,041,202     $42,685,127
Due From (To) Mutual of America
   General Account .................................      (208,076)     (3,644,528)         (5,398)         (1,759)         62,913
                                                       -----------    ------------    ------------     -----------     -----------
NET ASSETS .........................................   $51,574,057    $511,171,101    $379,548,705     $15,039,443     $42,748,040
                                                       ===========    ============    ============     ===========     ===========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ...............   $      2.16    $      10.50    $       3.38     $      1.19     $      3.17
                                                       ===========    ============    ============     ===========     ===========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) ..........................    23,894,257      48,699,854     112,320,796      12,627,883      13,501,077
                                                       ===========    ============    ============     ===========     ===========

                                                                                            Investment Company
                                                                      ------------------------------------------------------------
                                                                                                                       Aggressive
                                                                        Short-Term      Mid-Term       Composite         Equity
                                                                        Bond Fund       Bond Fund        Fund             Fund
                                                                        ----------      ----------    ------------    ------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund-- $4,839,969
   Mid-Term Bond Fund-- $7,718,609
   Composite Fund-- $281,685,056
   Aggressive Equity Fund-- $186,964,263)
   (Notes 1 and 2) ...............................................      $4,761,203      $7,359,172    $313,223,372    $234,871,161
Due From (To) Mutual of America General Account ..................          13,932        (127,509)        225,649      (5,779,325)
                                                                        ----------      ----------    ------------    ------------
NET ASSETS .......................................................      $4,775,135      $7,231,663    $313,449,021    $229,091,836
                                                                        ==========      ==========    ============    ============
UNIT VALUE AT JUNE 30, 2000 (Note 5) .............................      $     1.32      $     1.34    $       5.58    $       2.94
                                                                        ==========      ==========    ============    ============
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2000 (Note 5) ............       3,629,250       5,401,254      56,129,892      77,819,587
                                                                        ==========      ==========    ============    ============

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2000

                                                                                                                        American
                                                                                        Scudder                         Century
                                                                      --------------------------------------------    ------------
                                                                                        Capital                        VP Capital
                                                                         Bond           Growth       International    Appreciation
                                                                         Fund            Fund            Fund             Fund
                                                                      ------------    ------------   -------------    ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation at
   market value
   (Cost:
   Scudder Bond Fund -- $20,560,375
   Scudder Capital Growth Fund -- $399,337,223
   Scudder International Fund-- $232,254,698
   American Century VP Capital Appreciation
   Fund-- $98,874,733)
   (Notes 1 and 2) ...............................................     $19,218,190    $580,892,227    $224,267,026    $120,330,217
Due From (To) Mutual of America General Account ..................         (94,811)        304,068        (143,983)     (1,479,355)
                                                                       -----------    ------------    ------------    ------------
NET ASSETS .......................................................     $19,123,379    $581,196,295    $224,123,043    $118,850,862
                                                                       ===========    ============    ============    ============
UNIT VALUE AT JUNE 30, 2000 (Note 5) .............................     $     13.07    $      49.52    $      22.89    $      20.33
                                                                       ===========    ============    ============    ============
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2000 (Note 5) ............       1,462,928      11,735,965       9,792,497       5,846,280
                                                                       ===========    ============    ============    ============


                                                                   Calvert                       Fidelity
                                                                ------------  ----------------------------------------------
                                                                   Social           VIP           VIP II          VIP II
                                                                  Balanced     Equity-Income      Contra       Asset Manager
                                                                    Fund           Fund            Fund            Fund
                                                                ------------- --------------   -------------   -------------
ASSETS:
Investments in Calvert Responsibility Invested
   Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert Responsibility Invested Portfolio -- $49,575,527
   VIP Equity-Income Fund -- $109,882,338
   VIP II Contra Fund -- $238,718,573
   VIP II Asset Manager Fund -- $48,293,683)
   (Notes 1 and 2)...........................................     $57,693,853   $114,882,608    $276,153,616    $47,970,448
Due From (To) Mutual of America General Account..............          26,206         60,394         124.463        (83,700)
                                                                   ----------    -----------     -----------     ----------
Net Assets...................................................     $57,720,059   $114,943,002    $276,278,079    $47,886,748
                                                                   ==========    ===========     ===========     ==========
Unit Value at June 30, 2000 (Note 5).........................          $ 3.44       $  31.19        $  31.55       $  26.09
                                                                   ==========    ===========     ===========     ==========
Number of Units Outstanding at June 30, 2000 (Note 5)              16,767,993      3,684,702       8,758,161      1,835,581

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)


                                                                                     Investment Company
                                                                 ----------------------------------------------------------
                                                                    Money            All           Equity          Mid-Cap
                                                                    Market         America         Index         Equity Index
                                                                    Fund            Fund           Fund             Fund
                                                                  ----------      ----------    ------------     -----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income..........................................      $       --      $       --    $         --     $        --
                                                                  ----------      ----------    ------------     -----------
Expenses (Note 3):
   Fees and administrative expenses.........................         299,409       2,900,851       2,195,581          48,582
                                                                  ---------      ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)................................        (299,409)     (2,900,851)     (2,195,581)        (48,582)
                                                                  ----------      ----------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments..................         (50,440)      8,059,124       8,313,267         254,475
   Net unrealized appreciation (depreciation) of investments       1,418,454      15,959,709     (10,111,515)        240,971
                                                                  ----------      ----------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                                     1,368,014      24,018,833      (1,798,248)        495,446
                                                                  ----------      ----------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS...............................................     $1,068,605     $21,117,982     $(3,993,829)     $  446,864
                                                                  =========      ==========      ==========      ==========


                                                                                  Investment Company
                                                           ----------------------------------------------------------------
                                                                                                                Aggressive
                                                               Bond       Short-Term  Mid-Term     Composite      Equity
                                                               Fund        Bond Fund  Bond Fund      Fund          Fund
                                                           ------------   ---------- ----------  -------------  -----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income......................................    $        --   $     --    $      --    $       --    $       --
                                                             ----------   --------    ---------   -----------   -----------
Expenses (Note 3):

   Fees and administrative expenses.....................        275,394     32,547       50,485     1,859,495     1,235,838
                                                             ----------   --------    ---------    ----------    ----------
NET INVESTMENT INCOME (LOSS)............................       (275,394)   (32,547)     (50,485)   (1,859,495)   (1,235,838)
                                                             ----------   --------    ---------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments..............       (492,034)   (18,707)    (180,173)    1,652,431     9,415,659
   Net unrealized appreciation (depreciation) of
   investments .........................................      1,966,087    169,724      304,142    (1,369,677)   (3,428,900)
                                                             ----------   --------    ---------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................      1,474,053    151,017      123,969       282,754     5,986,759
                                                             ----------   --------    ---------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................     $1,198,659   $118,470    $  73,484   $(1,576,741)  $ 4,750,921
                                                             ==========   ========    =========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.


                                                                                  Scudder                    American Century
                                                                  -----------------------------------------  ----------------
                                                                                  Capital                       VP Capital
                                                                     Bond         Growth       International   Appreciation
                                                                     Fund          Fund            Fund            Fund
                                                                  ------------ ------------    -------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income..........................................        $ 991,893    $ 67,116,890    $ 25,284,109    $ 2,647,753
                                                                    ---------    ------------    ------------    -----------
Expenses (Note 3):
   Fees and administrative expenses.........................          127,216       3,173,222       1,268,998        434,036
                                                                    ---------    ------------    ------------    -----------
NET INVESTMENT INCOME (LOSS)................................          864,677      63,943,668      24,015,111      2,213,717
                                                                    ---------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments..................         (126,938)      6,307,565       9,627,283      6,132,984
   Net unrealized appreciation (depreciation) of
   investments .............................................         (276,870)    (54,518,247)    (51,990,192)     4,602,981
                                                                    ---------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .............................................         (403,808)    (48,210,682)    (42,362,909)    10,735,965
                                                                    ---------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        $ 460,869    $ 15,732,986    $(18,347,798)   $12,949,682
                                                                    =========    ============    ============    ===========


                                                                    Calvert                     Fidelity
                                                                   ---------  ---------------------------------------------
                                                                    Social           VIP           VIP II          VIP II
                                                                   Balanced     Equity-Income      Contra       Asset Manager
                                                                     Fund           Fund            Fund            Fund
                                                                  ------------  -------------     ---------     -------------
                                                                                 $               $               $
INVESTMENT INCOME AND EXPENSES:                                                                                            _
Income (Notes 1 and 4):
   Dividend Income..........................................     $         --    $ 10,039,056    $ 34,554,059    $ 4,844,520
                                                                  -----------    ------------     -----------   ------------
Expenses (Note 3):
   Fees and administrative expenses.........................          346,747         692,153       1,444,762        277,656
                                                                 --------------------------   -------------     ----------
NET INVESTMENT INCOME (LOSS)................................         (346,747)      9,346,903      33,109,297      4,566,864
                                                                  -----------    ------------     -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON ~INVESTMENTS (Note 1):
   Net realized gain (loss) on investments..................          222,788       1,718,979       5,164,384         60,590
   Net unrealized appreciation (depreciation) of
   investments .............................................        1,298,781     (15,582,478)$   (43,498,274)    (5,252,716
                                                                  -----------     ------------    -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .............................................        1,521,569     (13,863,499)    (38,333,890)   $(5,192,126
                                                                  -----------    ------------     -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................      $ 1,174,822    $ (4,516,596)$    (5,224,593   $   (625,262
                                                                  ===========    ============     ============  ============

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Investment Company
                                           -------------------------------------------------------------------------------------
                                                Money Market Fund          All America Fund            Equity Index Fund
                                           -------------------------------------------------------------------------------------
                                             For the Six      For the    For the Six     For the     For the Six     For the
                                            Months Ended    Year Ended   Months Ended   Year Ended   Months Ended   Year Ended
                                           June 30, 2000   December 31,  June 30, 2000  December31, June 30, 2000   December 31,
                                             (Unaudited)      1999       (Unaudited)      1999        (Unaudited)      1999
                                           -------------   ------------  -------------  -----------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income (loss) .........   $ (299,409)    $ 1,460,097  $ (2,900,851)   $ 31,023,610   $ (2,195,581)  $ 5,577,241
   Net realized gain (loss) on
     investments ........................      (50,440)         77,005     8,059,124      11,573,648      8,313,267    11,274,282
   Net unrealized appreciation
     (depreciation) of investments ......    1,418,454        (127,237)   15,959,709      52,913,881    (10,111,515)   41,365,894
Net Increase (Decrease) in net
   assets resulting~from operations .....    1,068,605       1,409,865    21,117,982      95,511,139     (3,993,829)   58,217,417
                                           -----------     -----------  ------------    ------------   ------------  ------------
From Unit Transactions:
   Contributions.........................    3,567,296       7,000,569    20,739,947      35,610,297     29,211,623    55,688,442
   Withdrawals...........................   (6,063,251)     (7,125,494)  (24,368,589)    (33,534,302)   (21,304,616)  (30,127,569)
   Net transfers Note 6..................    9,222,719       3,639,051    11,071,577     (13,672,151)    (8,983,288)   31,554,304
                                           -----------     -----------  ------------    ------------   ------------  ------------
Net Increase (Decrease) from unit
   transactions                              6,726,764       3,514,126     7,442,935     (11,596,156)    (1,076,281)   57,115,177
                                           -----------     -----------  ------------    ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS....    7,795,369       4,923,991    28,560,917      83,914,983     (5,070,110)  115,332,594
NET ASSETS:
Beginning of Period/Year.................   43,778,688      38,854,697   482,610,184     398,695,201    384,618,815   269,286,221
                                           -----------     -----------  ------------    ------------   ------------  ------------
End of Period/Year.......................  $51,574,057     $43,778,688  $511,171,101    $482,610,184   $379,548,705  $384,618,815
                                           ===========     ===========  ============    ============   ============  ============


                                                                               Investment Company
                                           -------------------------------------------------------------------------------------
                                                 Mid-Cap Equity
                                                   Index Fund                   Bond Fund               Short-Term Bond Fund
                                           -------------------------------------------------------------------------------------
                                             For the Six      For the    For the Six     For the     For the Six     For the
                                            Months Ended    Year Ended   Months Ended   Year Ended   Months Ended   Year Ended
                                           June 30, 2000   December 31,  June 30, 2000  December31, June 30, 2000   December 31,
                                             (Unaudited)      1999       (Unaudited)      1999        (Unaudited)      1999
                                           -------------   ------------  -------------  -----------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $   (48,582)     $    6,811  $   (275,394)    $ 2,486,158    $   (32,547)  $   310,602
   Net realized gain (loss) on
   investments ..........................      254,475          (9,366)     (492,034)       (370,043)       (18,707)          117
   Net unrealized appreciation
  (depreciation) of investment ..........      240,971         244,135     1,966,087      (3,710,131)       169,724      (174,534)
                                           -----------      ----------   -----------     -----------     ----------    ----------
Net Increase (Decrease) in net assets
   resulting from operations............       446,864         241,580     1,198,659      (1,594,016)       118,470       136,185
                                           -----------      ----------   -----------     -----------     ----------    ----------
From Unit Transactions:
   Contributions.........................      868,350        353,431      2,948,043       7,241,958        493,009     1,048,219
   Withdrawals...........................     (467,616)        (49,137)   (2,977,493)     (5,979,743)      (308,514)     (901,800)
   Net transfers Note 6..................   10,390,774       3,255,197    (2,322,244)    (12,049,318)      (144,763)      396,691
                                           -----------      ----------   -----------     -----------     ----------    ----------
Net Increase (Decrease) from unit
   transactions                             10,791,508       3,559,491    (2,351,694)    (10,787,103)        39,732       543,110
NET INCREASE (DECREASE) IN NET ASSETS....   11,238,372       3,801,071    (1,153,035)    (12,381,119)       158,202       679,295
NET ASSETS:
Beginning of Period/Year.................    3,801,071              --    43,901,075      56,282,194      4,616,933     3,937,638
                                           -----------      ----------   -----------     -----------     ----------    ----------
End of Period/Year.......................  $15,039,443      $3,801,071   $42,748,040     $43,901,075     $4,775,135    $4,616,933
                                           ===========      ==========   ===========     ===========     ==========    ==========

----------
* Commenced operations May 3, 1999.


                                                                           Investment Company
                                           -------------------------------------------------------------------------------------
                                               Mid-Term Bond Fund              Composite FundAggressive Equity Fund
                                           -------------------------------------------------------------------------------------
                                             For the Six      For the    For the Six     For the     For the Six     For the
                                            Months Ended    Year Ended   Months Ended   Year Ended   Months Ended   Year Ended
                                           June 30, 2000   December 31,  June 30, 2000  December31, June 30, 2000   December 31,
                                             (Unaudited)      1999       (Unaudited)      1999        (Unaudited)      1999
                                           -------------   ------------  -------------  -----------  ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income.................   $  (50,485)     $ ~372,419  $ (1,859,495)   $ 18,255,984   $ (1,235,838) $ (1,620,468)
   Net realized gain (loss) on investments    (180,173)       (131,810)    1,652,431       2,253,148      9,415,659       291,748
   Net unrealized appreciation
  (depreciation) of investments .........      304,142        (245,448)   (1,369,677)     18,128,529     (3,428,900)   50,720,384
VNet Increase (Decrease) in net assets
   resulting~from operations ............       73,484          (4,839)   (1,576,741)     38,637,661      4,750,921    49,391,664
                                            ----------      ----------  ------------    ------------   ------------  ------------
From Unit Transactions:
   Contributions.........................      724,814       1,468,498    12,900,060      24,264,832     16,083,809    23,951,530
   Withdrawals...........................   (1,004,352)     (1,830,214)  (15,099,325)    (26,391,103)   (10,192,040)  (15,330,684)
   Net transfers (Note 6)................     (560,769)     (1,329,517)      978,057     (15,156,928)    41,219,365    (8,152,611)
                                            ----------      ----------  ------------    ------------   ------------  ------------
Net Increase (Decrease) from unit
   transactions .........................     (840,307)     (1,691,233)   (1,221,208)    (17,283,199)    47,111,134       468,235
                                            ----------      ----------  ------------    ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS....     (766,823)     (1,696,072)   (2,797,949)     21,354,462     51,862,055    49,859,899
NET ASSETS:
Beginning of Period/Year.................    7,998,486       9,694,558   316,246,970     294,892,508    177,229,781   127,369,882
                                            ----------      ----------  ------------    ------------   ------------  ------------
End of Period/Year.......................   $7,231,663      $7,998,486  $313,449,021    $316,246,970   $229,091,836  $177,229,781
                                            ==========      ==========  ============    ============   ============  ============


                                                                                 Scudder
                                           -------------------------------------------------------------------------------------
                                                    Bond Fund            Capital Growth Fund          International Fund
                                           -------------------------------------------------------------------------------------
                                             For the Six      For the    For the Six     For the     For the Six     For the
                                            Months Ended    Year Ended   Months Ended   Year Ended   Months Ended   Year Ended
                                           June 30, 2000   December 31,  June 30, 2000  December31, June 30, 2000   December 31,
                                             (Unaudited)      1999       (Unaudited)      1999        (Unaudited)      1999
                                           -------------   ------------  -------------  -----------  ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.................  $  ~864,677     $  ~750,940  $ 63,943,668    $ 38,502,767   $ 24,015,111  $ 12,301,717
   Net realized gain (loss) on
   investments ..........................     (126,938)       (169,851)    6,307,565       8,660,945      9,627,283    31,048,709
   Net unrealized appreciation
  (depreciation) of investments .........     (276,870)     (1,081,398)  (54,518,247)     92,663,054    (51,990,192)   31,048,001
                                           -----------     -----------  ------------    ------------   ------------  ------------
Net Increase (Decrease) in net assets
   resulting from operations ............      460,869        (500,309)   15,732,986     139,826,766    (18,347,798)   76,456,427
                                           -----------     -----------  ------------    ------------   ------------  ------------
From Unit Transactions:
   Contributions.........................    1,496,711       3,439,002    28,341,149      48,772,338     11,506,365    16,775,667
   Withdrawls............................   (1,158,929)     (2,836,834)  (28,598,184)    (38,675,885)   (11,117,682)   (15,785,700)
   Net Transfers (Note 6)................   (1,521,114)     (3,133,893)    7,752,342      (5,410,060)    22,915,698     6,239,113
                                           -----------     -----------  ------------    ------------   ------------  ------------
Net Increase (Decrease) from unit
   transactions .........................   (1,183,332)     (2,531,725)    7,495,307       4,686,393     23,304,381     7,229,080
                                           -----------     -----------  ------------    ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS....     (722,463)     (3,032,034)   23,228,293     144,513,159      4,956,583    83,685,507
NET ASSETS:
Beginning of Period/Year.................   19,845,842      22,877,876   557,968,002     413,454,843    219,166,460   135,480,953
                                           -----------     -----------  ------------    ------------   ------------  ------------
End of Period/Year.......................  $19,123,379     $19,845,842  $581,196,295    $557,968,002   $224,123,043  $219,166,460
                                           ===========     ===========  ============    ============   ============  ============

                    MUTUAL OF AMERICA SEPARATE ACCOUNT MO.2
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                         American Century                  Calvert
                                                                   --------------------------------------------------------
                                                                   VP Capital Appreciation Fund     Social Balanced Fund
                                                                   --------------------------------------------------------
                                                                    For the Six      For the      For the Six     For the
                                                                   Months Ended    Year Ended    Months Ended   Year Ended
                                                                   June 30, 2000  December 31,   June 30, 2000 December 31,
                                                                    (Unaudited)       1999        (Unaudited)      1999
                                                                   -------------  ------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income.........................................   $  2,213,717  $  (421,225)    $  (346,747) $ 4,488,928
   Net realized gain (loss) on investments.......................      6,132,984    3,487,749         222,788      487,674
   Net unrealized appreciation (depreciation)
   of investments..... ..........................................      4,602,981   19,279,250       1,298,781       57,735
                                                                    ------------  -----------     -----------  -----------
Net Increase (Decrease) in net assets resulting
   from operations.. ............................................     12,949,682   22,345,774       1,174,822    5,034,337
                                                                    ------------  -----------     -----------  -----------
From Unit Transactions:
   Contributions.................................................      5,111,469    4,529,867       5,433,463   10,122,717
   Withdrawals...................................................     (4,439,216)  (4,671,049)     (2,583,388)  (4,719,017)
   Net transfers (Note 6)........................................     46,188,212    1,541,880        (362,540)     269,526
                                                                    ------------  -----------     -----------  -----------
Net Increase (Decrease) from unit transactions...................     46,860,465    1,400,698       2,487,535    5,673,226
                                                                    ------------  -----------     -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS............................     59,810,147   23,746,472       3,662,357   10,707,563
NET ASSETS:
Beginning of Period/Year.........................................     59,040,715   35,294,243      54,057,702   43,350,139
                                                                    ------------  -----------     -----------  -----------
End of Period/Year...............................................   $118,850,862  $59,040,715     $57,720,059  $54,057,702
                                                                    ============  ===========     ===========  ===========


                                                                                Fidelity
                                           ----------------------------------------------------------------------------------
                                                         VIP                      VIP II                VIP II~
                                                     Equity-Income               Contra              Asset Manager
                                                        Fund                      Fund                   Fund
                                           ----------------------------------------------------------------------------------
                                             For the Six      For the    For the Six     For the     For the Six     For the
                                            Months Ended    Year Ended   Months Ended   Year Ended   Months Ended   Year Ended
                                           June 30, 2000   December 31,  June 30, 2000  December31, June 30, 2000   December 31,
                                             (Unaudited)      1999       (Unaudited)      1999        (Unaudited)      1999
                                           -------------   ------------  -------------  -----------  ------------   ------------
Increase (Decrease) in Net Assets:
FROM OPERATIONS:

   Net investment income................... $  9,346,903   $  4,140,020  $ 33,109,297  $  4,913,774  $ 4,566,864   $ 2,203,501
   Net realized gain (loss) on investments.    1,718,979      1,910,304     5,164,384    14,562,051       60,590       141,270
   Net unrealized appreciation
  (depreciation) of investments ..........   (15,582,478)      (455,188)  (43,498,274)   27,752,872   (5,252,716)    1,530,660

                                            ------------   ------------  ------------  ------------  -----------   -----------
Net Increase (Decrease) in net asset
   resulting~from operations .............    (4,516,596)     5,595,136    (5,224,593)   47,228,697     (625,262)    3,875,431
                                            ------------   ------------  ------------  ------------  -----------   -----------
From Unit Transactions:
   Contributions...........................   10,414,246     23,738,000    20,717,499    38,205,139    5,152,653    10,251,230
   Withdrawals.............................   (7,762,027)   (14,284,534)  (15,217,096)  (22,784,938)  (2,742,206)   (4,220,822)
   Net Transfers (Note 6)..................  (18,913,320)    (2,481,069)    5,144,654    31,873,961      (18,050)      446,968
                                            ------------   ------------  ------------  ------------  -----------   -----------
Net Increase (Decrease) from unit
   transactions                              (16,261,101)     6,972,397    10,645,057    47,294,162    2,392,397     6,477,376
                                            ------------   ------------  ------------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.....   (20,777,697)    12,567,533     5,420,464    94,522,859    1,767,135    10,352,807
NET ASSETS:
Beginning of Period/Year...................  135,720,699    123,153,166   270,857,615   176,334,756   46,119,613    35,766,806
                                            ------------   ------------  ------------  ------------  -----------   -----------
End of Period/Year........................  $114,943,002   $135,720,699  $276,278,079  $270,857,615  $47,886,748   $46,119,613
                                            ============   ============  ============  ============  ===========   ===========

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Social Balanced Fund became available as an investment alternative. The Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The significant accounting policies of Separate Account No. 2 are as follows:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2000 are as follows:


                                                                                  Number of     Net Asset
                                                                                   Shares         Value
                                                                                  ---------      --------
   Investment Company Funds:
      Money Market Fund.....................................................      42,384,547       $1.22
      All America Fund......................................................     145,562,645        3.54
      Equity Index Fund.....................................................     132,268,726        2.87
      Mid-Cap Equity Index Fund.............................................      12,552,861        1.20
      Bond Fund.............................................................      31,758,113        1.34
      Short-Term Bond Fund..................................................       4,644,478        1.03
      Mid-Term Bond Fund....................................................       8,358,630        0.88
      Composite Fund........................................................     164,138,589        1.91
      Aggressive Equity Fund                                                     104,720,240        2.24

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.    INVESTMENTS (Continued)


                                                                                         Number of     Net Asset
                                                                                           Shares        Value
                                                                                         ---------     --------
           Scudder Portfolios:

              Bond Portfolio........................................................      3,031,260      $ 6.34
              Capital Growth Portfolio--Class "A"....................................    21,945,305       26.47
              International Portfolio--Class "A".....................................    13,818,055       16.23
           American Century VP Capital Appreciation Fund............................      7,082,414       16.99
           Calvert Social Balanced Portfolio........................................     25,894,907        2.23
           Fidelity Portfolios:

              Equity-Income--"Initial" Class.........................................     5,014,518       22.91
              Contrafund--"Initial" Class............................................    11,006,521       25.09
              Asset Manager--"Initial" Class.........................................     2,900,269       16.55


3.    EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Mortality an Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund. Effective May 1, 2000 the charge was reduced to an annual rate of .15%.

4.    DIVIDENDS

      All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 2000. It is the Investment Company's practice to declare and pay dividends at the end of the year.

      On April 26, 2000, a dividend was paid by the Scudder Bond Portfolio. The amount of the dividend was $991,893.

      On April 26, 2000, a dividend was paid by the Scudder Capital Growth Portfolio. The amount of the dividend was $67,116,890.

      On April 26, 2000, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $25,284,109.

     On March 10, 2000,  a dividend was paid by the American  Century VP Capital
      Appreciation Fund. The amount of the dividend was $2,647,753.

      On February 4, 2000, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $10,039,056.

     On  February  4,  2000,  a  dividend  was paid by the  Fidelity  Contrafund
      Portfolio. The amount of the dividend was $34,554,059.

     On February 4, 2000,  a dividend  was paid by the  Fidelity  Asset  Manager
      Portfolio. The amount of the dividend was $4,844,520.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.    FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 2000 and each of the five years ended December 31, 1999, or, if not in existence a full year, the initial period ended December 31:


                                                              Investment Company Money Market Fund
                                                          ----------------------------------------------
                                                          2000    1999    1998      1997    1996    1995
                                                          ----    ----    ----      ----    ----    ----
Unit value, beginning of period/year...................  $ 2.11  $ 2.03  $ 1.95   $ 1.87  $ 1.80  $ 1.72
                                                         ======  ======  ======   ======  ======  ======
Unit value, end of period/year.........................  $ 2.16  $ 2.11  $ 2.03   $ 1.95  $ 1.87  $ 1.80
                                                         ======  ======  ======   ======  ======  ======
Thousands of units outstanding, end of period/year.....  23,894  20,766  19,121   16,831  17,511  17,502
                                                         ======  ======  ======   ======  ======  ======


                                                              Investment Company All America Fund
                                                          ----------------------------------------------
                                                          2000    1999    1998      1997    1996    1995
                                                          ----    ----    ----      ----    ----    ----
Unit value, beginning of period/year...................  $10.05  $ 8.09  $ 6.76   $ 5.39  $ 4.52  $ 3.35
                                                         ======  ======  ======   ======  ======  ======
Unit value, end of period/year.........................  $10.50  $10.05  $ 8.09   $ 6.76  $ 5.39  $ 4.52
                                                         ======  ======  ======   ======  ======  ======
Thousands of units outstanding, end of period/year.....  48,700  48,014  49,275   51,312  49,798  43,620


                                                              Investment Company Equity Index Fund
                                                          ----------------------------------------------
                                                          2000    1999    1998      1997    1996    1995
                                                          ----    ----    ----      ----    ----    ----
Unit value, beginning of period/year..................  $  3.41 $  2.86  $ 2.26   $ 1.72  $ 1.42  $ 1.05
                                                        ======= =======  ======   ======  ======  ======
Unit value, end of period/year........................   $ 3.38  $ 3.41  $ 2.86   $ 2.26  $ 1.72  $ 1.42
                                                        ======= =======  ======   ======  ======  ======
Thousands of units outstanding, end of period/year....  112,321 112,735  94,019   68,462  35,660  17,109
                                                        ======= =======  ======   ======  ======  ======

                                                                        Investment Company
                                                                     Mid-Cap Equity Index Fund
                                                          ----------------------------------------------
                                                          2000     1999*
                                                          ----     ----

Unit value, beginning of period/year..................   $ 1.11  $ 1.00
                                                         ======  ======
Unit value, end of period/year........................   $ 1.19  $ 1.11
                                                         ======  ======
Thousands of units outstanding, end of period/year....    12,62   3,431
                                                         ======  ======


                                                                   Investment Company Bond Fund
                                                          ----------------------------------------------
                                                          2000    1999   1998     1997    1996    1995
                                                          ----    ----   ----     ----    ----    ----
Unit value, beginning of period/year..................   $ 3.07   $ 3.17  $ 3.00  $ 2.75  $ 2.69  $ 2.28
                                                         ======   ======  ======  ======  ======  ======
Unit value, end of period/year........................   $ 3.17   $ 3.07  $ 3.17  $ 3.00  $ 2.75  $ 2.69
                                                         ======   ======  ======  ======  ======  ======
Thousands of units outstanding, end of period/year....   13,501   14,287  17,746  12,671  12,548  12,083
                                                         ======   ======  ======  ======  ======  ======


                                                             Investment Company Short-Term Bond Fund
                                                          ----------------------------------------------
                                                          2000    1999    1998      1997    1996    1995
                                                          ----    ----    ----      ----    ----    ----
Unit value, beginning of period/year..................    $1.28   $1.24  $ 1.19   $ 1.14  $ 1.10  $ 1.03
                                                          =====   =====   =====    =====   =====   =====
Unit value, end of period/year........................    $1.32   $1.28  $ 1.24   $ 1.19  $ 1.14  $ 1.10
                                                          =====   =====   =====    =====   =====   =====
Thousands of units outstanding, end of period/year....    3,629   3,604   3,164    2,355   2,129   1,447
                                                          =====   =====   =====    =====   =====   =====

----------
* Commenced operations May 3, 1999.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS (Continued)


                                                               Investment Company Mid-Term Bond Fund
                                                          ---------------------------------------------
                                                          2000    1999    1998    1997    1996    1995
                                                          ----    ----    ----    ----    ----    ----
Unit value, beginning of period/year ...............     $ 1.32  $ 1.32  $ 1.26  $ 1.19  $ 1.16  $ 1.01
                                                          =====   =====   =====   =====   =====   =====
Unit value, end of period/year .....................     $ 1.34  $ 1.32  $ 1.32  $ 1.26  $ 1.19  $ 1.16
                                                          =====   =====   =====   =====   =====   =====
Thousands of units outstanding, end of period/year .      5,401   6,037   7,325   4,478   3,828   2,848
                                                          =====   =====   =====   =====   =====   =====


                                                                 Investment Company Composite Fund
                                                        -----------------------------------------------
                                                          2000    1999    1998     1997    1996    1995
                                                          ----    ----    ----     ----    ----    ----
Unit value, beginning of period/year...........         $ 5.61   $ 4.9   $ 4.36  $ 3.75   $ 3.39 $ 2.82
                                                        ======  ======   ======  ======   ====== ======
Unit value, end of period/year.................         $ 5.58  $ 5.61   $ 4.93  $ 4.36   $ 3.75 $ 3.39
                                                        ======  ======   ======  ======   ====== ======
Thousands of units outstanding, end of period/year      56,130  56,404   59,833  61,359   66,715 70,558
                                                        ======  ======   ======  ======   ====== ======


                                                          Investment Company Aggressive Equity Fund
                                                        -----------------------------------------------
                                                          2000    1999    1998    1997    1996    1995
                                                          ----    ----    ----    ----    ----    ----
Unit value, beginning of period/year...........         $ 2.85  $ 2.02   $ 2.15  $ 1.80  $ 1.43 $ 1.05
                                                        ======  ======   ======  ======  ====== ======
Unit value, end of period/year.................         $ 2.94  $ 2.85   $ 2.02  $ 2.15  $ 1.80 $ 1.43
                                                        ======  ======   ======  ======  ====== ======
Thousands of units outstanding, end of period/year      77,820  62,123   63,176  71,468  49,800 20,858
                                                        ======  ======   ======  ======  ====== ======

                                                                       Scudder Bond Fund
                                                        -----------------------------------------------
                                                         2000    1999    1998     1997    1996    1995
                                                         ----    ----    ----     ----    ----    ----
Unit value, beginning of period/year...........         $12.73  $13.02  $12.37  $11.48   $11.30 $ 9.69
                                                         =====   =====   =====   =====    =====  =====
Unit value, end of period/year.................         $13.07  $12.73  $13.02  $12.37   $11.48 $11.30
                                                         =====   =====   =====   =====    =====  =====
Thousands of units outstanding, end of period/year       1,463   1,558   1,757   1,484    1,362  1,269
                                                         =====   =====   =====   =====    =====  =====




                                                                  Scudder Capital Growth Fund
                                                       ------------------------------------------------
                                                         2000    1999    1998     1997    1996    1995
                                                         ----    ----    ----     ----    ----    ----
Unit value, beginning of period/year...........        $ 48.17  $36.07  $29.64   $22.11   $18.64 $14.67
                                                       =======  ======  ======   ======    =====  =====
Unit value, end of period/year.................        $ 49.52  $48.17  $36.07   $29.64   $22.11 $18.64
                                                       =======  ======  ======   ======    =====  =====
Thousands of units outstanding, end of period/year     $11,736  11,582  11,462   11,094    9,266  8,556
                                                       =======  ======  ======   ======    =====  =====


                                                                  Scudder International Fund
                                                       ------------------------------------------------
                                                         2000    1999    1998     1997    1996    1995
                                                         ----    ----    ----     ----    ----    ----
Unit value, beginning of period/year...........         $25.8   $16.93  $14.46   $13.43  $11.85  $10.80
                                                        =====    =====   =====    =====   =====   =====
Unit value, end of period/year.................        $22.89   $25.83  $16.93   $14.46  $13.43  $11.85
                                                        =====    =====   =====    =====   =====   =====
Thousands of units outstanding, end of period/year      9,792    8,486   8,004    8,205   7,688   7,269
                                                        =====    =====   =====    =====   =====   =====



                                                                        American Century
                                                       ------------------------------------------------
                                                         2000    1999    1998     1997    1996    1995
                                                         ----    ----    ----     ----    ----    ----
Unit value, beginning of period/year...........        $17.40   $10.69  $11.04   $11.53  $12.18  $ 9.39
                                                        =====    =====   =====    =====   =====   =====
Unit value, end of period/year.................        $20.33   $17.40  $10.69   $11.04  $11.53  $12.18
                                                        =====    =====   =====    =====   =====   =====
Thousands of units outstanding, end of period/year      5,846    3,394   3,303    4,510   7,264   8,061
                                                        =====    =====   =====    =====   =====   =====


                                                                  Calvert Social Balanced Fund
                                                       ------------------------------------------------
                                                         2000    1999    1998     1997    1996    1995
                                                         ----    ----    ----     ----    ----    ----
Unit value, beginning of period/year...........        $ 3.37   $ 3.04  $ 2.65   $ 2.23  $ 2.01  $ 1.57
                                                        ======  ======  ======   ======  ======   =====
Unit value, end of period/year.................        $ 3.44   $ 3.37  $ 3.04   $ 2.65  $ 2.23  $ 2.01
                                                        ======  ======  ======   ======  ======   =====
Thousands of units outstanding, end of period/year      16,768  16,041  14,257   12,479  10,713   7,849
                                                        ======  ======  ======   ======  ======   =====

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Fidelity
                          -------------------------------------------------------------------------------------------------
                                     VIP Equity-Income Fund                                VIP II Contra Fund
                          -------------------------------------------------------------------------------------------------
                          2000    1999     1998    1997    1996     1995*     2000    1999    1998    1997    1996    1995*
                          ----    ----     ----    ----    ----     ----      ----    ----    ----    ----    ----    ----
Unit value, beginning
   of period/year        $32.21  $30.65   $27.77  $21.93  $19.43  $16.30     $32.13  $26.16  $20.36  $16.59  $13.85   $11.43
                          =====   =====    =====   =====   =====     ===     =====    =====   =====   =====   =====    =====
Unit value, end of
   period/year           $31.91  $32.21   $30.65  $27.77  $21.93  $19.43     $31.55  $32.13  $26.16  $20.36  $16.59   $13.85
                          =====   =====    =====   =====   =====     ===     =====    =====   =====   =====   =====    =====
Thousands of units
  outstanding, end
   of period/year         3,685   4,213    4,018   3,491   2,342     728     8,758    8,430   6,742   5,656   3,880    1,792
                          =====   =====    =====   =====   =====     ===     =====    =====   =====   =====   =====    =====


                                                                             Fidelity
                                                       ------------------------------------------------
                                                                     VIP II Asset Manager Fund
                                                       ------------------------------------------------
                                                         2000    1999    1998     1997    1996    1995*
                                                         ----    ----    ----     ----    ----    -----
Unit value, beginning of period/year                    $26.40  $24.04  $21.14   $17.72  $15.66  $14.04
                                                        ======  ======  ======   ======  ======  ======
Unit value, end of period/year                          $26.09  $26.40  $24.04   $21.14  $17.72  $15.66
                                                        ======  ======  ======   ======  ======  ======
Thousands of units outstanding, end of period/year       1,836   1,747   1,488    1,150     613     184
                                                        ======  ======  ======   ======  ======  ======

----------
* Commenced operations May 1, 1995.

6.   ASSUMPTION OF BUSINESS BY AN AFFILIATED ENTITY

     In September 1999, Mutual of America Life Insurance Company ("the Company"), submitted to the New York Insurance Department a Plan of Reorganization whereby the Company would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("American Life"). In preparation for such sale, the Company would assume (via an assumption reinsurance agreement) virtually all of the American Life's in force business.

     On April 3, 2000, upon obtaining approval from a substantial number of American Life's policyowners, the Company assumed these contracts and all of the related assets and obligations, and replaced American Life as the issuer. Total transfers related to these contracts amounted to $66.9 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund.